Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income
Note Twenty-Four
Comprehensive Income

The following table sets forth the computation of total comprehensive income:

(in thousands)	2011	2010	2009

Net income	$40,678	$38,960	$42,645

Unrealized security gains arising
during the period	2,169	44	12,411
Reclassification adjustments for
(gains) losses	(2,483)	4,667	6,164
	(314)	4,711	18,575

Unrealized loss on interest rate floors	(473)	(4,494)	(10,104)
Change in underfunded pension
liability	(1,473)	(125)	846
Other comprehensive income before
income taxes	38,418	39,052	51,962
Tax effect	850	(35)	(3,578)
Total comprehensive income	$39,268	$39,017	$48,384